united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015

Shares				Value

	EXCHANGE TRADED FUNDS - 0.8%
	DEBT FUND - 0.8%
16,900	PowerShares Senior Loan Portfolio			$ 400,361

	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)			400,361

	MUTUAL FUNDS - 6.3%
	DEBT FUND - 6.3%
11,613	BlackRock Floating Rate Income Strategies Fund, Inc.			155,498
177,987	Fidelity Floating Rate High Income Fund			1,712,235
149,991	Vanguard Short-Term Investment Grade Fund			1,598,899
	TOTAL MUTUAL FUNDS (Cost $3,545,505)			3,466,632

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 86.2%
	AEROSPACE/DEFENSE - 0.9%
$ 250,000	L-3 Communications Corp.	5.2000	10/15/2019	271,477
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	249,146
				520,623
	AGENCY COLLATERAL CMO - INTEREST ONLY - 2.9%
161,821	Fannie Mae Interest Strip +	4.0000	10/25/2044	31,968
822,987	Fannie Mae REMICS	3.0000	8/25/2030	81,886
1	Fannie Mae REMICS	4.0000	1/25/2021	-
270,045	Fannie Mae REMICS	4.0000	7/25/2021	16,229
603,377	Fannie Mae REMICS +	6.5595	3/25/2035	149,015
610,824	Fannie Mae REMICS +	7.5000	10/25/2023	124,321
539,490	Freddie Mac REMICS	3.0000	8/15/2027	53,420
1,229,447	Freddie Mac REMICS	3.5000	4/15/2033	159,286
370,050	Freddie Mac REMICS +	6.0024	6/15/2038	60,785
553,865	Freddie Mac REMICS +	6.2124	5/15/2037	73,761
475,706	Freddie Mac REMICS +	6.2524	3/15/2037	86,773
369,442	Freddie Mac REMICS +	6.5000	3/15/2032	100,004
1,053,527	Freddie Mac REMICS +	6.5524	5/15/2029	220,781
646,163	Government National Mortgage Association	3.0000	7/20/2041	89,798
575,747	Government National Mortgage Association	4.0000	12/16/2026	74,148
1,098,573	Government National Mortgage Association +	6.0115	12/20/2043	170,562
337,797	Government National Mortgage Association +	6.0973	3/20/2039	53,426
632,633	Government National Mortgage Association +	6.3973	12/20/2040	41,444
				1,587,607
	AIRLINES - 2.3%
63,064	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	66,924
258,190	UAL 2009-1 Pass Through Trust	10.4000	11/1/2016	279,946
122,222	UAL 2009-2B Pass Through Trust ^	12.0000	1/15/2016	127,416
250,000	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	253,038
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	302,250
219,302	Virgin Australia 2013-1B Trust ^	6.0000	10/23/2020	224,784
				1,254,358
	AUTO MANUFACTURERS - 2.4%
115,000	Ford Motor Credit Co. LLC +	1.7329	8/20/2018	115,354
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018	294,849
300,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	298,047
100,000	Ford Motor Credit Co. LLC	2.5000	1/15/2016	100,623
250,000	General Motors Co.	3.5000	10/2/2018	254,920
250,000	General Motors Financial Co., Inc.	4.3750	9/25/2021	256,582
				1,320,375
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	AUTO PARTS & EQUIPMENT - 0.9%
$ 250,000	Goodyear Tire & Rubber Co.	6.5000	3/1/2021	$ 265,625
206,000	Goodyear Tire & Rubber Co.	8.2500	8/15/2020	216,043
				481,668
	BANKS - 16.1%
100,000	Banco Santander Chile ^	3.7500	9/22/2015	100,023
500,000	Bank of America Corp. +	2.0420	9/28/2020	512,500
268,000	Bank of America Corp. +	2.0445	11/18/2020	274,030
100,000	Bank of America Corp.	3.7000	9/1/2015	100,214
250,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	254,517
500,000	Barclays Bank PLC +	3.0000	2/22/2021	531,250
500,000	CIT Group, Inc.	3.8750	2/19/2019	503,750
450,000	Citigroup, Inc. +	1.7616	8/11/2020	454,500
250,000	Citigroup, Inc. +	3.0000	12/15/2020	265,000
500,000	First Horizon National Corp.	5.3750	12/15/2015	506,853
344,000	Goldman Sachs Group, Inc. +	1.6388	7/15/2020	345,720
250,000	Goldman Sachs Group, Inc. +	1.7334	8/26/2020	252,187
135,000	HBOS PLC ^	6.7500	5/21/2018	150,069
252,000	HSBC Bank USA NA	4.8750	8/24/2020	278,757
377,000	ICBC Standard Bank PLC +	8.0120	Perpetual	378,885
100,000	JPMorgan Chase & Co. +	1.1808	3/20/2017	100,125
263,000	JPMorgan Chase & Co. +	2.6250	10/29/2020	279,438
400,000	Manufacturers & Traders Trust Co. +	5.6290	12/1/2021	407,092
960,889	Manwin Licensing International	14.0000	10/4/2018	1,047,369
100,000	Morgan Stanley +	3.0000	8/30/2015	100,148
250,000	Morgan Stanley +	3.5000	9/30/2017	263,438
306,000	Morgan Stanley +	4.5000	10/27/2018	333,922
500,000	National Westminster Bank PLC +	0.5625	Perpetual	319,702
100,000	Regions Financial Corp.	2.0000	5/15/2018	99,729
250,000	SunTrust Banks, Inc. +	1.2968	7/31/2017	251,680
500,000	Wells Fargo & Co. +	7.9800	Perpetual	542,500
182,000	Zions Bancorporation	4.5000	3/27/2017	189,722
				8,843,120
	BEVERAGES - 0.1%
50,000	Central American Bottling Corp. ^	6.7500	2/9/2022	53,500

	BUILDING MATERIALS - 0.9%
500,000	Cemex SAB de CV ^	5.8750	3/25/2019	510,000

	CHEMICALS - 0.1%
50,000	Eastman Chemical Co.	3.0000	12/15/2015	50,377

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
208,419	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	43,534
47,199	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	50,015
66,780	Banc of America Funding 2004-D Trust +	2.5012	6/25/2034	67,363
70,440	Banc of America Funding 2005-2 Trust	5.5000	4/25/2035	71,415
37,532	Banc of America Mortgage 2004-A Trust +	2.6681	2/25/2034	37,379
82,827	Banc of America Mortgage 2004-C Trust +	2.6997	4/25/2034	83,880
66,193	Bear Stearns ARM Trust 2003-4 +	2.4389	7/25/2033	66,504
50,978	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	52,805
50,944	Chase Mortgage Finance Trust Series 2007-A1 +	2.5774	2/25/2037	51,084
171,898	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	163,991
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	COLLATERALIZED MORTGEGE OBLIGATIONS - 5.0% (Continued)
$ 166,171	CHL Mortgage Pass-Through Trust 2004-7 +	2.4964	5/25/2034	$ 164,250
29,488	Citigroup Mortgage Loan Trust 2008-AR4 + ^	2.7334	11/25/2038	29,538
30,926	Citigroup Mortgage Loan Trust 2010-8 ^	4.5000	12/25/2036	31,623
17,035	Credit Suisse First Boston Mortgage Securities Corp.	3.5000	7/25/2018	17,086
99,352	Deutsche Mortgage Securities Inc. Mortgage Loan Trust 2004-4 +	0.6405	6/25/2034	91,939
92,132	First Horizon Alternative Mortgage Securities Trust 2006-FA1 +	0.9405	4/25/2036	90,119
67,552	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	70,098
29,709	GSR Mortgage Loan Trust 2005-5F +	0.6905	6/25/2035	28,992
43,506	Impac CMB Trust Series 2004-5 +	1.1105	10/25/2034	41,064
54,689	Impac Secured Assets CMN Owner Trust +	0.9905	11/25/2034	54,289
255,511	JP Morgan Mortgage Trust 2005-A1 +	2.6235	2/25/2035	252,645
42,074	Lehman XS Trust Series 2005-1 +	1.6866	7/25/2035	40,605
30,440	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	32,494
51,188	MASTR Alternative Loan Trust 2004-4	5.5000	4/25/2019	53,220
81,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	82,495
23,810	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H +	1.9308	1/25/2029	23,573
109,321	Morgan Stanley Mortgage Loan Trust 2004-10AR +	2.5131	11/25/2034	107,210
22,162	Morgan Stanley Mortgage Loan Trust 2004-4	5.0000	8/25/2019	22,622
43,730	Morgan Stanley Mortgage Loan Trust 2004-7AR +	2.4454	9/25/2034	43,776
585	Morgan Stanley Mortgage Loan Trust 2005-4	5.5000	8/25/2035	586
18,941	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4 +	2.6146	12/25/2034	19,033
28,587	Prime Mortgage Trust 2004-CL1 +	0.5905	2/25/2034	27,070
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	81,277
95,938	RFMSI Series 2004-S5 Trust	5.2500	5/25/2034	97,041
10,605	Structured Adjustable Rate Mortgage Loan Trust +	2.3568	6/25/2034	10,577
78,862	Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	83,428
62,510	Structured Asset Sec Corp. Mort Passthr Certs Ser 2003 40A +	2.4142	1/25/2034	60,397
108,481	Structured Asset Securities Corp. +	3.9288	9/25/2026	107,894
66,894	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr +	1.1905	3/25/2028	65,413
11,302	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	11,722
12,743	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	12,953
261,770	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	221,702
				2,764,701
	COMMERCIAL SERVICES - 0.6%
316,901	Lender Processing Services, Inc.	5.7500	4/15/2023	337,500

	DIVERSIFIED FINANCIAL SERVICES - 5.8%
435,000	Air Lease Corp.	5.6250	4/1/2017	460,517
375,000	Ally Financial, Inc.	3.3500	5/15/2019	367,969
250,000	Ally Financial, Inc.	3.5000	1/27/2019	249,062
500,000	American Express Co. +	5.2000	Perpetual	500,625
10,000	Cantor Fitzgerald LP ^	7.8750	10/15/2019	11,212
500,000	General Electric Capital Corp. +	6.2500	Perpetual	543,525
500,000	ILFC E-Capital Trust I + ^	4.6900	12/21/2065	488,750
18,000	Lazard Group LLC	6.8500	6/15/2017	19,568
500,000	Navient Corp.	8.4500	6/15/2018	541,250
				3,182,478
	ELECTRIC - 1.1%
250,000	Entergy Corp.	5.1250	9/15/2020	272,661
100,000	PPL Capital Funding, Inc. +	6.7000	3/30/2067	87,582
250,000	Talen Energy Supply LLC	6.2000	5/15/2016	256,250
				616,493
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	ENGINEERING & CONSTRUCTION - 2.0%
$ 600,000	SBA Tower Trust ^	2.8980	10/15/2019	$ 602,284
200,000	SBA Tower Trust ^	3.5980	4/15/2018	200,111
325,000	Skyway Concession Co. LLC + ^	0.5618	6/30/2017	311,188
				1,113,583
	ENTERTAINMENT - 0.5%
25,000	CCM Merger, Inc. ^	9.1250	5/1/2019	27,125
250,000	NAI Entertainment Holdings ^	5.0000	8/1/2018	256,875
				284,000
	FOOD - 0.5%
250,000	Kroger Co.	6.8000	12/15/2018	287,137
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,250
				297,387
	FOREST PRODUCTS & PAPER - 1.1%
725,000	Carter Holt Harvey Ltd.	9.5000	12/1/2024	594,500

	HAND/MACHINE TOOLS - 0.5%
250,000	Kennametal, Inc.	2.6500	11/1/2019	249,267

	HEALTHCARE-SERVICES - 2.0%
550,000	Community Health Systems, Inc.	5.1250	8/15/2018	565,125
500,000	HCA, Inc.	3.7500	3/15/2019	508,438
				1,073,563
	HOME EQUITY ASSET BACKED SECURITIES - 9.5%
87,587	ABFC 2002-OPT1 Trust +	1.5855	4/25/2032	80,567
245,893	ABFC 2004-OPT2 Trust +	1.9905	4/25/2033	242,269
270,858	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1 +	2.6655	12/25/2033	258,139
54,091	ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 +	1.8405	3/25/2034	52,033
3,773	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3 +	0.8355	5/25/2035	3,781
97,487	AFC Trust Series 2000-1 +	0.5205	3/25/2030	89,729
72,521	Ameriquest Mort Sec Inc. Asst Back Pas Thr Certs Ser 2003-9 +	3.1905	9/25/2033	68,302
50,166	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 +	1.3155	1/25/2034	46,749
36,885	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.5231	12/25/2033	38,447
69,046	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028	69,074
25,430	Asset Backed Securities Corp. Home Equity Loan Trust Serieis 2003-HE2 +	3.0476	4/15/2033	24,511
175,096	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 +	2.6655	11/25/2033	150,611
130,501	Bear Stearns Asset Backed Securities I Trust 2004-BO1 +	4.1905	10/25/2034	123,684
271,305	Bear Stearns Asset Backed Securities I Trust 2004-FR3 +	2.2905	9/25/2034	235,472
50,034	Bear Stearns Asset Backed Securities Trust 2003-ABF1 +	0.9305	1/25/2034	48,406
17,916	Citifinancial Mortgage Securities, Inc.	3.7650	4/25/2034	18,211
25,256	Citigroup HELOC Trust 2006-NCB1 +	0.3073	5/15/2036	25,261
112,632	Conseco Finance Corp. +	0.8976	8/15/2033	109,008
73,352	Countrywide Asset-Backed Certificates +	2.4405	9/25/2023	72,236
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031	62,959
40,000	GSAA Trust	5.2950	11/25/2034	40,568
438,449	Home Equity Asset Trust +	2.3405	3/25/2034	425,046
281,473	Home Equity Asset Trust 2004-4 +	2.1405	10/25/2034	270,061
4,334	Mastr Asset Backed Securities Trust 2005-HE1 +	0.8655	5/25/2035	4,343
28,964	Morgan Stanley ABS Capital I Inc. Trust 2003-HE1 +	3.5655	5/25/2033	28,140
205,688	Morgan Stanley ABS Capital I Inc. Trust 2004-NC4 +	3.1905	4/25/2034	201,952
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	HOME EQUITY ASSET BACKED SECURITIES - 9.5% (Continued)
$ 65,200	New Century Home Equity Loan Trust + ^	1.3155	10/25/2033	$ 62,271
380,987	New Century Home Equity Loan Trust Series 2003-4 +	3.2655	10/25/2033	367,211
352,796	New Century Home Equity Loan Trust Series 2003-B +	2.6655	11/25/2033	338,585
94,565	NovaStar Mortgage Funding Trust Series 2004-1 +	1.7655	6/25/2034	83,405
338,956	NovaStar Mortgage Funding Trust Series 2004-2 +	2.4405	9/25/2034	304,554
140,193	Option One Mort Acceptance Corp. Asset Back Cert Ser 2003 2 +	2.7405	4/25/2033	133,667
27,236	Option One Mortgage Accep Corp. Ast Back Certs Ser 2003-3 +	3.1905	6/25/2033	27,477
31,975	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 +	0.8305	8/25/2033	30,431
91,053	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6 +	1.3155	11/25/2032	86,607
5,187	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6 +	2.7405	11/25/2032	5,177
59,657	Option One Mortgage Loan Trust 2001-4 +	0.7905	1/25/2032	51,469
23,455	RASC Series 2002-KS2 Trust	7.2790	4/25/2032	24,066
102,615	Saxon Asset Securities Trust 2002-1 +	1.9905	11/25/2031	86,216
87,762	Saxon Asset Securities Trust 2003-3 +	2.5905	12/25/2033	80,157
152,900	Securitized Asset Backed Receivables LLC Trust 2004-OP1 +	1.8405	2/25/2034	148,278
636,521	Securitized Asset Backed Receivables LLC Trust 2004-OP1 +	2.2155	2/25/2034	616,180
				5,235,310
	INSURANCE - 2.0%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	310,329
300,000	Pacific Life Global Funding + ^	2.1400	2/6/2016	301,875
500,000	ZFS Finance USA Trust II + ^	6.4500	12/15/2065	513,775
				1,125,979
	IRON/STEEL - 0.5%
300,000	Arcelor Mittal	6.0000	8/5/2020	304,125

	LODGING - 0.7%
300,000	Hilton Worldwide Finance LLC	5.6250	10/15/2021	313,875
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	62,075
				375,950
	MANUFACTURED HOUSING - 0.1%
42,839	Conseco Financial Corp. +	7.2200	3/15/2028	46,125

	MEDIA - 1.2%
500,000	CCO Safari II LLC ^	4.4640	7/23/2022	503,285
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	161,069
				664,354
	MINING - 0.7%
100,000	Alcoa, Inc.	6.7500	7/15/2018	110,375
250,000	Newmont Mining Corp.	5.1250	10/1/2019	267,551
				377,926
	MISCELLANEOUS MANUFACTURING - 0.2%
100,000	Textron, Inc.	5.6000	12/1/2017	107,949

	MUNICIPAL - 0.5%
250,000	Grant County Public Utility District No 2	5.2900	1/1/2020	269,780

	OIL & GAS - 3.3%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020	674,964
545,000	Drill Rigs Holdings, Inc. ^	6.5000	10/1/2017	438,725
250,000	Nabors Industries, Inc.	5.0000	9/15/2020	260,130
250,000	Petrobras Global Finance BV +	1.9529	5/20/2016	246,875
200,000	Petrobras Global Finance BV	5.7500	1/20/2020	193,348
				1,814,042
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	OTHER ASSET BACKED SECURITIES - 13.9%
$ 74,726	Bear Stearns Asset Backed Securities Trust 2005-SD1 +	0.7705	1/25/2045	$ 73,739
41,016	Bear Stearns Asset Backed Securities Trust 2006-SD2 +	0.5705	6/25/2036	40,247
48,297	Bravo Mortgage Asset Trust + ^	0.4305	7/25/2036	45,731
184,139	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	183,010
16,711	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certificate +	1.0155	10/25/2034	16,734
145,408	Countrywide Asset-Backed Certificates + ^	3.5655	3/25/2032	135,304
248,531	Countrywide Asset-Backed Certificates +	5.0690	2/25/2036	256,815
441,908	Credit-Based Asset Servicing and Securitization LLC +	1.9155	7/25/2035	418,531
28,253	Credit-Based Asset Servicing and Securitization LLC +	3.0405	6/25/2032	27,829
11,905	Credit-Based Asset Servicing and Securitization LLC	3.9500	1/25/2033	12,040
113,664	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 +	1.0905	11/25/2034	110,363
66,964	Equity One Mortgage Pass-Through Trust 2002-4 +	0.7705	2/25/2033	64,893
53,486	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	54,424
7,700	Equity One Mortgage Pass-Through Trust 2003-4	5.3330	10/25/2034	7,839
500,000	Figueroa CLO 2013-1 Ltd + ^	3.9260	3/21/2024	487,978
447,375	Finance America Mortgage Loan Trust 2004-2 +	2.2905	8/25/2034	396,903
94,787	First Franklin Mortgage Loan Trust 2002-FF1 +	1.3135	4/25/2032	92,715
500,000	Gale Force 3 Clo Ltd. + ^	1.6870	4/19/2021	476,792
500,000	Goldman Sachs Asset Management CLO PLC + ^	3.0501	8/1/2022	493,730
380,446	GSAMP Trust 2002-WF +	1.4028	10/20/2032	365,109
31,414	Long Beach Mortgage Loan Trust 2004-1 +	1.0155	2/25/2034	30,157
222,506	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 +	2.1405	7/25/2035	211,025
194,124	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 +	1.9155	7/25/2034	169,322
50,653	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE6 +	0.5105	11/25/2035	49,947
500,000	PPM Grayhawk CLO Ltd. + ^	0.6370	4/18/2021	483,802
250,000	RAMP Series 2004-RZ4 Trust +	0.7405	12/25/2034	244,574
65,000	RAMP Series 2005-RS3 Trust +	0.6105	3/25/2035	63,060
387,418	Rockwall CDO II Ltd. + ^	0.5501	8/1/2024	375,872
46,500	SACO I, Inc. + ^	1.0905	6/25/2035	45,215
500,000	Schiller Park CLO Ltd. + ^	2.5451	4/25/2021	493,419
11,814	Specialty Underwriting & Residential Finance Trust Series 2003-BC4 +	3.9405	11/25/2034	11,631
48,753	Structured Asset Investment Loan Trust 2003-BC13 +	2.8155	11/25/2033	46,753
447,083	Structured Asset Investment Loan Trust 2004-7 +	1.3155	8/25/2034	392,460
5,915	Structured Asset Investment Loan Trust 2005-7 +	0.7505	8/25/2035	5,926
180,821	Structured Asset Securities Corp. 2005-WF1 +	2.0955	2/25/2035	152,252
89,566	Structured Asset Securities Corp. 2005-WF1 +	2.2455	2/25/2035	72,822
500,000	Symphony CLO II Ltd. + ^	1.7859	10/25/2020	470,525
600,000	Tralee CLO II Ltd + ^	4.1370	4/20/2025	582,544
				7,662,032
	PIPELINES - 2.4%
300,000	DCP Midstream LLC + ^	5.8500	5/21/2043	228,000
250,000	DCP Midstream LLC ^	9.7500	3/15/2019	283,822
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	205,388
100,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021	108,642
250,000	Sabine Pass LNG LP	7.5000	11/30/2016	261,250
250,000	William Partners LP / ACMP Finance Corp.	4.8750	5/15/2023	245,222
				1,332,324
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.3%
25,000	American Tower Trust I ^	1.5510	3/15/2018	24,849
150,000	American Tower Trust I ^	3.0700	3/15/2023	148,259
300,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	326,017
200,000	Ventas Realty LP	2.0000	2/15/2018	201,111
				700,236
	RETAIL - 0.5%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	279,641

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Par Value		Coupon Rate (%)	Maturity	Value

	SAVINGS & LOANS - 0.5%
$ 250,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	$ 279,311

	TELECOMMUNICATIONS - 3.0%
50,000	Altice Finco SA ^	9.8750	12/15/2020	55,625
500,000	America Movil SAB de CV	5.0000	10/16/2019	549,870
100,000	Orange SA	2.1250	9/16/2015	100,130
495,000	Sprint Communications, Inc.	6.0000	12/1/2016	506,137
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	279,055
150,000	Verizon Communications, Inc. +	1.8159	9/15/2016	151,770
				1,642,587
	TRUCKING & LEASING - 0.2%
100,000	Penske Truck Leasing Co. LP / PTL Finance Corp. ^	2.5000	3/15/2016	100,751

	TOTAL BONDS & NOTES (Cost $47,327,402)			47,453,522

Shares

	PREFERRED STOCK - 2.0%
	BANKS - 0.6%
7,400	Citigroup, Inc. +	6.8750	Perpetual	202,908
5,000	Northern Trust Corp.	5.8500	Perpetual	128,249
				331,157
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
18,750	Ally Financial, Inc. +	8.5000	Perpetual	488,063

	OIL & GAS - 0.3%
5,000	BreitBurn Energy Partners LP	8.2500	Perpetual	77,500
5,000	Legacy Reserves LP +	8.0000	Perpetual	90,450
				167,950
	TRANSPORTATION & LOGISTICS - 0.2%
5,000	Seaspan Corp.	8.2500	Perpetual	124,900

	TOTAL PREFERRED STOCK (Cost $1,199,883)			1,112,070

	TOTAL INVESTMENTS - 95.3% (Cost $52,493,509)(A)			$ 52,432,585
	OTHER ASSETS LESS LIABILITIES - 4.7%			2,604,519
	TOTAL NET ASSETS - 100.0%			$ 55,037,104

			Notional Value	Unrealized Loss
	SHORT FUTURES CONTRACTS - (0.1) %
6	US 10 Year Future		764,628	$ (6,844)
5	US Long Bond Future		779,690	(28,687)
				$ (35,531)

HELOC - Home Equity Line of Credit
+ Varibale rate security; the rate shown represents the yield at July 31, 2015

 ^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 20.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $52,484,427 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 616,393
			Unrealized depreciation	(668,235)
			Net unrealized depreciation	$ (51,842)

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2015, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 400,361	$ -	$ -	$ 400,361
Mutual Funds	3,466,632	-	-	3,466,632
Bonds & Notes (a)	-	47,453,522	-	47,453,522
Preferred Stock	1,112,070	-	-	1,112,070
Total	$ 4,979,063	$ 47,453,522	$ -	$ 52,432,585

Derivatives (b)	Level 1	Level 2	Level 3	Total
Short Future Contracts (c)	$ (35,531)	$ -	$ -	$ (35,531)
Total	$ (35,531)	$ -	$ -	$ (35,531)

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
(c) Amount shown represents unrealized gain (loss) at period end.
The Fund Did not hold any Level 3 securities during the period.
See Conoslidated Portfolio of Investments for Industry classifications.

Futures Contract Risk - Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures). For the period ended July 31, 2015, the Fund had unrealized loss on future contracts amounted to $35,531.

The notional value of the derivative instruments outstanding as of July 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/25/2015

By

/s/James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/25/2015